Prepaid Expenses and Other Current Assets, Net	12 Months Ended
May 31, 2020
Text Block [Abstract]
Prepaid Expenses and Other Current Assets, Net
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Advances to suppliers	43,913	45,665	49,547
Prepaid rents (a)	56,531	52,794	39,706
Interest receivables	23,647	23,856	33,488
Staff advances (b)	9,544	14,811	24,712
Receivable from third parties’ platforms	5,967	9,831	10,593
Rental deposits	10,953	9,539	10,326
Prepaid advertising fees	6,917	4,564	7,607
VAT recoverable	3,493	2,297	5,562
Deposits of advertising and decoration	3,342	3,020	2,594
Prepaid property taxes and other taxes	212	455	779
Others ( c )	18,490	33,093	14,639

	183,009	199,925	199,553
Less: allowance for other receivables	(914)	(248)	(149)

	182,095	199,677	199,404

(a)	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
(b)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
(c)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.